Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	€ 31,559	€ 110,013	€ 107,384
Germany [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	15,654	83,662	77,449
Belgium [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	4,423	394	18
Netherlands [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	3,246	2,395	4,770
Austria [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	3,246	1,310	1,389
United States of America [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	2,454	5,623	4,971
Sweden [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	643	392	8,688
Spain [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	413	144	143
Ireland [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	356	11,577	8,050
Australia [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	330	2	199
Switzerland [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	174	422	1,462
Great Britain [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	140	165	15
France [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	126	1,205	6
Italy [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	126
Greece [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	46	2,503
Rest of the world [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	€ 182	€ 219	€ 224